Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2021
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001518042
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 23, 2021
Prospectus Date	rr_ProspectusDate	Dec. 23, 2021
Amberwave Invest USA JSG Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Amberwave Invest USA JSG Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Amberwave Invest USA JSG Fund (the “Fund”) is to seek to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As of the date of this prospectus, the Fund had not commenced operations and portfolio turnover information is not available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing in the equity securities of U.S. companies in the S&P 500 that the Adviser determines score highly on the Adviser’s proprietary jobs, security and growth (JSG) scoring methodology, while also seeking to outperform the broad equity market. The Fund is an actively managed exchanged traded fund.

The Adviser’s JSG scoring methodology quantifies the Adviser’s assessment of a company’s contribution to U.S. jobs, security and growth. The Fund’s investment strategy has two components:

First, the Adviser will apply its JSG scoring methodology to all companies in the S&P 500 index. The Adviser’s research process for JSG scoring is data-driven and may be based on company disclosure, and subjective criteria including the Adviser’s own research, forecasts and expectations, based on, among other things, engagement with the companies. The Adviser may also use third-party research to inform its analysis, but the scoring process relies solely on the Adviser’s judgment. As part of the scoring process, the Adviser assigns each company a score in three categories: 1) jobs; 2) security; and 3) growth.

●	Jobs: The Jobs score is designed to evaluate the company’s contribution to the health of the U.S. labor market and the existence of economic opportunity for Americans. In applying the Jobs criteria, the Adviser considers a range of factors, including, but not limited to, the following principal factors: the company’s pace of job creation; the role of the company’s jobs in the overall labor market, including by providing opportunities for economically-disadvantaged communities and groups; the company’s workforce treatment; and the company’s distribution of labor internationally.

●	Security: The Security score is designed to evaluate the company’s contribution to the security of the United States. In applying the Security criteria, the Adviser considers a range of factors, including, but not limited to, the following principal factors: the company’s contribution to U.S. supply chain resilience; the company’s role addressing emerging threats to U.S. security, particularly with respect to cyber threats; the company’s role in advancing U.S. resource and energy independence; the company’s engagement with the U.S. government on national security issues; and the company’s international posture, including dealings with foreign governments.

●	Growth: The Growth score is designed to evaluate the company’s contribution to the healthy long-term economic growth of the United States. In applying the Growth criteria, the Adviser considers a range of factors, including, but not limited to, the following principal factors: the levels of the company’s investment in the United States, including capital expenditures; the Company’s contribution to long-term productivity growth; the distributional impact of the Company’s operations; the Company’s non-core commercial activities, including anticompetitive behavior and engagement with the U.S. political system.

The Adviser then weights the Jobs score at 50%, the Security score at 25%, and the Growth score at 25%, in order to assign an overall JSG score for each stock. The Adviser will then select the top 20% of scorers in each S&P 500 sector, or approximately 100 equities, to be included in the Fund portfolio. Because inclusion is a binary decision and the number of companies in a sector varies across sectors, some sectors may have a threshold for inclusion in the Fund that differs slightly from 20%, for example the top 19% or 22% of scorers. As the Fund selects the top 20% of scorers in each S&P 500 sector, the Fund may invest in companies that are in the top 20% in one sector but have a lower JSG score relative to companies that are outside the top 20% in another sector.

Second, the Adviser will utilize its proprietary portfolio construction algorithm to choose weights for the approximately 100 stocks held by the Fund in order to provide sector exposure in approximation to the broad equity markets. While JSG scoring is the exclusive factor considered in selecting which stocks are held by the Fund, other factors, including market capitalization and other financial metrics may determine the size of each position held in the Fund. Accordingly, certain positions the Fund holds may be larger than positions in other companies with higher relative JSG scores. The Adviser plans to rebalance the portfolio monthly with the assistance of the Sub-Adviser, which is responsible for executing portfolio transactions and implementing the Adviser’s decisions for the Fund. The Fund does not track an index.

The Fund seeks out investments in companies in the S&P 500 that have demonstrated the ability to create American jobs, contribute to American security and increase U.S. economic growth as measured by the JSG scoring methodology. JSG criteria are applied to all investments the Fund makes and are the sole driver of security selection within a sector. The Adviser will regularly update companies’ JSG scores in order to select investments for the Fund. Corporate actions that would result in increased JSG scores and therefore potential inclusion in the Fund’s portfolio could include:

●	Jobs: increasing the rate of job growth in the U.S., increasing compensation and benefits for U.S. workers, providing opportunities for advancement and training, and focusing on expanding opportunities for relatively less prosperous communities and social groups;

●	Security: increasing the security of their supply chains, seeking to source inputs from the U.S. or U.S. allies, contributing to the resilience of the U.S. economy from exogenous shocks, improving cybersecurity practices, and reducing exposure to countries viewed as strategic competitors to the United States;

●	Growth: making investments in domestic production, operating in industries that are important to maintaining the United States’ role as a leading source of technology and innovation, and engaging in competitive practices that do not create unfair barriers to entry or enable rent-seeking.

The Fund will also apply its proxy voting guidelines to vote in favor of corporate actions that, in the view of the Adviser, will promote U.S. jobs, security and growth.

The Fund is long-only (no shorting) and does not use hedging or leverage.

The Fund may lend its portfolio securities in order to generate additional income for the Fund.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amounts of any borrowings) in securities issued by companies that are economically tied to the United States. The Fund invests substantially all of its assets in the equity securities of U.S. companies under normal market conditions. The Fund, however, does typically maintain a portion of its assets in cash, typically 1 to 3%. The Fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions.

The Fund’s investment policies described above are non-fundamental and may be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. If the Adviser’s strategies do not work as intended, the Fund may not achieve its objective. The principal risks of investing in the Fund are:

●	Active Management Risk. The Fund is an actively managed ETF. The Adviser’s judgments about an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

●	Company-Specific Risk. The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

●	Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

●	Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.
●	ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

●	Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

●	Large Capitalization Company Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
●	Limited History of Operations Risk. The Fund is a new ETF with a limited history of operations for investors to evaluate.

●	Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by www.jsgfunds.com or by calling (888) 926-1931. In the future, performance information will be presented in this section of the Prospectus.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 926-1931
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jsgfunds.com
Amberwave Invest USA JSG Fund | Amberwave Invest USA JSG Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IUSA
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 214

[1]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets.